Related Parties - Non-Executive Director Remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Director fees	$ 1,304,500
Committee fees	521,750
Travel allowance	246,250
Single total figure of remuneration	2,072,500	$ 2,053,000	$ 1,748,000
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Director fees	303,000
Committee fees	73,750
Travel allowance	10,000
Single total figure of remuneration	386,750	441,000	372,000
AH Garner
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	37,000
Travel allowance	35,000
Single total figure of remuneration	195,500	200,000	201,000
AM Ferguson
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	50,500
Travel allowance	42,500
Single total figure of remuneration	216,500	52,000	0
DL Hodgson
Disclosure of transactions between related parties [line items]
Director fees	33,500
Committee fees	13,500
Travel allowance	0
Single total figure of remuneration	47,000	190,000	167,000
JE Tilk
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	47,000
Travel allowance	60,000
Single total figure of remuneration	230,500	0	0
M Ramos
Disclosure of transactions between related parties [line items]
Director fees	70,000
Committee fees	30,500
Travel allowance	6,250
Single total figure of remuneration	106,750	0	0
MDC Richter
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	71,750
Travel allowance	35,000
Single total figure of remuneration	230,250	235,000	203,000
MJ Kirkwood
Disclosure of transactions between related parties [line items]
Director fees	33,500
Committee fees	22,250
Travel allowance	6,250
Single total figure of remuneration	62,000	247,000	231,000
NP January-Bardill
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	56,000
Travel allowance	6,250
Single total figure of remuneration	185,750	198,000	180,000
R Gasant
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	63,500
Travel allowance	6,250
Single total figure of remuneration	193,250	229,000	182,000
RJ Ruston
Disclosure of transactions between related parties [line items]
Director fees	123,500
Committee fees	56,000
Travel allowance	38,750
Single total figure of remuneration	$ 218,250	$ 261,000	$ 212,000